Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
427954	DTI	35.78%	36.73%	DTI discrepancy within 3% AUS tolerance
439864	DTI	42.78%	45.94%	Audit used higher REO expenses than lender
523558	DTI	29.21%	27.51%	DTI discrepancy within 3% AUS tolerance
548451	DTI	31.99%	32.82%	DTI discrepancy within 3% AUS tolerance
561232	DTI	49.17%	48.95%	DTI discrepancy within 3% AUS tolerance
566266	DTI	44.38%	44.28%
Incoming Value:44.38
Audit Value: 44.28

1008 DTI 42.38%.  Audit used a less conservative figure for Net Rental Income and a lower consumer debt amount based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance

600320	DTI	24.14%	31.60%	Audit used higher REO expenses than lender
600377	DTI	43.52%	42.24%	DTI discrepancy within 3% AUS tolerance
607102	DTI	37.39%	37.69%	DTI discrepancy within 3% AUS tolerance
607213	DTI	42.41%	35.95%	Audit used lower REO expenses than lender
617866	DTI	44.88%	45.11%	DTI discrepancy within 3% AUS tolerance
644367	DTI	49.65%	40.75%	Audit used lower REO expenses than lender
650812	DTI	45.08%	45.10%	DTI discrepancy within 3% AUS tolerance
657778	DTI	42.01%	35.60%	Incoming Value:42.01 Audit Value: 35.60 1008 DTI 42.01%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
695559	DTI	44.70%	40.69%	Audit used lower REO expenses than lender
699369	DTI	45.78%	43.93%
Incoming Value:45.78
Audit Value: 43.93 1008 DTI 45.77%. Audit used a more conservative figure for the PITI payment on the borrowers' primary residence based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

701506	DTI	34.59%	31.68%	Audit used lower REO expenses than lender
710081	DTI	32.55%	34.00%	DTI discrepancy within 3% AUS tolerance
711253	DTI	44.90%	44.92%	DTI discrepancy within 3% AUS tolerance
714889	DTI	39.93%	39.21%	DTI discrepancy within 3% AUS tolerance
718565	DTI	49.90%	46.23%	Audit used lower REO expenses than lender
725114	DTI	30.52%	30.54%	Incoming Value:30.52 Audit Value: 30.54 DTI discrepancy within 3% AUS tolerance
727248	DTI	49.82%	49.42%
Incoming Value:49.82
Audit Value: 49.42 1008 DTI 49.82%.  Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

727672	DTI	48.55%	43.53%	Incoming Value:48.55 Audit Value: 43.53 Audit used lower REO expenses than lender
732517	DTI	43.24%	44.22%	Incoming Value:43.24 Audit Value: 44.22 1008 DTI 43.240. Audit used a less conservative other debts figure based on the credit report in the loan file. DTI discrepancy within 3% AUS tolerance
743563	DTI	14.69%	14.61%	Incoming Value:14.69 Audit Value: 14.61 1008 DTI 14.69%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file DTI discrepancy within 3% AUS tolerance
751148	DTI	28.31%	28.61%	Incoming Value:28.31 Audit Value: 28.61 within tolerance DTI discrepancy within 3% AUS tolerance
757133	DTI	48.89%	49.94%
Incoming Value:48.89
Audit Value: 49.94

1008 DTI 48.89%.  Audit used a higher primary housing payment and used a more conservative figure for Net Rental Income based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance

759520	DTI	46.67%	14.33%	Audit used lower REO expenses than lender
761980	DTI	49.18%	48.53%	Incoming Value:49.18 Audit Value: 48.53 DTI discrepancy within 3% AUS tolerance
762586	DTI	39.09%	35.40%	Incoming Value:39.09 Audit Value: 35.40 Audit used lower REO expenses than lender
765155	DTI	25.88%	25.84%	Incoming Value:25.88 Audit Value: 25.84 1008 DTI 25.877%. DTI discrepancy within 3% AUS tolerance
768557	DTI	34.92%	34.91%	Incoming Value:34.92 Audit Value: 34.91 DTI discrepancy within 3% AUS tolerance
770284	DTI	41.97%	38.10%	Incoming Value:41.97 Audit Value: 38.10 1008 DTI 41.97%. Audit used a lower consumer debt amount based on the documentation in the loan file. Audit used lower REO expenses than lender
778637	DTI	47.04%	48.46%	Incoming Value:47.04 Audit Value: 48.46 1008 DTI 46.46%. Audit used a more conservative figure for other debts based on documentation in the loan file. DTI discrepancy within 3% AUS tolerance
781449	DTI	16.19%	17.93%
Incoming Value:16.19
Audit Value: 17.93 1008 DTI 16.19%.  Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

781688	DTI	35.54%	31.76%	Incoming Value:35.54 Audit Value: 31.76 Audit used lower REO expenses than lender
783893	DTI	41.48%	41.72%	Incoming Value:41.48 Audit Value: 41.72 DTI discrepancy within 3% AUS tolerance
785175	DTI	23.89%	20.50%	Incoming Value:23.89 Audit Value: 20.50Audit used lower REO expenses than lender
785614	DTI	49.44%	44.35%	Incoming Value:49.44 Audit Value: 44.35 1008 DTI 49.438% - Difference due to calculation of PITI on primary residence based on documentation in the file Audit used lower REO expenses than lender
788110	DTI	46.60%	46.61%	Incoming Value:46.60 Audit Value: 46.61 DTI discrepancy within 3% AUS tolerance
788237	DTI	29.42%	29.43%	Incoming Value:29.42 Audit Value: 29.43 1008 DTI 29.421%. Rounding DTI discrepancy within 3% AUS tolerance
788464	DTI	42.42%	41.04%	Incoming Value:42.42 Audit Value: 41.04 1008 DTI 42.419%. DTI discrepancy within 3% AUS tolerance
794912	DTI	48.09%	43.10%
Incoming Value:48.09
Audit Value: 43.10 1008 DTI 48.035%.  UW used a more conservative net rental income figure for the subject property based on the documentation in the loan file.
 Audit used lower REO expenses than lender

795759	DTI	19.21%	21.06%	Incoming Value:19.21 Audit Value: 21.06 within tolerance DTI discrepancy within 3% AUS tolerance
796490	DTI	23.85%	26.27%
Incoming Value:23.85
Audit Value: 26.27 1008 DTI 23.848%.  Audit used a more conservative income and net rental income figure based on documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

798977	DTI	45.78%	45.83%	Incoming Value: 45.78 Audit Value: 45.83 within tolerance DTI discrepancy within 3% AUS tolerance
800164	DTI	45.10%	44.05%	Incoming Value:45.10 Audit Value: 44.05 DTI discrepancy within 3% AUS tolerance
805003	DTI	40.79%	38.51%	Incoming Value:40.79 Audit Value: 38.51 DTI discrepancy within 3% AUS tolerance
806852	DTI	40.98%	37.26%	Incoming Value:40.98 Audit Value: 37.26 1008 DTI 40.975% - Difference due to calculation of debts Audit used lower REO expenses than lender
807826	DTI	37.50%	37.95%
Incoming Value:37.50
Audit Value: 37.95 1008 DTI 37.50%. Audit used a more conservative figure for Net Rental Income based  on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

807975	DTI	43.14%	42.33%	Incoming Value:43.14 Audit Value: 42.33 1008 DTI 43.14%. Audit used a lower primary housing payment based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
809018	DTI	46.68%	46.66%	Incoming Value:46.68 Audit Value: 46.66 1008 DTI 46.68%. Audit used a lower consumer debt amount based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
809748	DTI	48.38%	46.07%
Incoming Value:48.38
Audit Value: 46.07 1008 DTI 47.42%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

811366	DTI	36.92%	33.43%	Incoming Value:36.92 Audit Value: 33.43 Audit used lower REO expenses than lender
811754	DTI	47.51%	44.02%	Incoming Value:47.51 Audit Value: 44.02 1008 DTI 47.056% - Difference due to calculation of rental income/loss Audit used lower REO expenses than lender
814117	DTI	44.95%	45.24%	Incoming Value: 44.95 Audit Value: 45.24 DTI discrepancy within 3% AUS tolerance
814550	DTI	30.77%	39.99%	Incoming Value:30.77 Audit used higher REO expenses than lender
815444	DTI	19.16%	17.36%	Incoming Value:19.16 Audit Value: 17.36 DTI discrepancy within 3% AUS tolerance
817237	DTI	43.95%	42.61%
Incoming Value:43.95
Audit Value: 42.61 1008 DTI 43.95%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

817380	DTI	46.30%	46.31%	Incoming Value:46.30 Audit Value: 46.31 DTI discrepancy within 3% AUS tolerance
817751	DTI	49.07%	46.01%	Incoming Value:49.07 Audit Value: 46.01 1008 DTI 49.069% - Difference due to calculation of rental income/loss using acutal documentation in file Audit used lower REO expenses than lender
818466	DTI	43.04%	40.12%	Incoming Value: 43.04 Audit Value: 40.12 DTI discrepancy within 3% AUS tolerance
820778	DTI	25.21%	23.00%
Incoming Value:25.21
Audit Value: 23.00 1008 DTI 25.21%.  Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

821838	DTI	46.50%	43.38%	Incoming Value:46.50 Audit Value: 43.38 Audit used lower REO expenses than lender
822729	DTI	40.64%	40.65%	Incoming Value:40.64 Audit Value: 40.65 1008 40.644%. Rounding DTI discrepancy within 3% AUS tolerance
826411	DTI	37.16%	39.59%	Incoming Value:37.16 Audit Value: 39.59 DTI discrepancy within 3% AUS tolerance
826687	DTI	42.78%	43.47%	Incoming Value:42.78 Audit Value: 43.47 1008 DTI 42.782% - Difference due to calculation of rental income/loss DTI discrepancy within 3% AUS tolerance
826952	DTI	30.33%	28.51%	Incoming Value:30.33 Audit Value: 28.51 1008 DTI 30.326%. DU DTI 30.34%. DTI discrepancy within 3% AUS tolerance
827075	DTI	35.36%	34.78%	Incoming Value:35.36 Audit Value: 34.78 AUS DTI 35.49%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
827679	DTI	32.36%	32.60%	Incoming Value:32.36 Audit Value: 32.60 DTI discrepancy within 3% AUS tolerance
827924	DTI	34.94%	35.09%	Incoming Value:34.94 Audit Value: 35.09 1008 DTI 34.90%. Audit used a more conservative figure for other debts based on documentation in the loan file. "DTI discrepancy within 3% AUS tolerance "
828496	DTI	36.90%	36.88%	Incoming Value:36.90 Audit Value: 36.88 1008 DTI 36.904%. Audit used a more conservatie figure for other debts. DTI discrepancy within 3% AUS tolerance
829698	DTI	34.59%	34.28%	Incoming Value:34.59 Audit Value: 34.28 1008 DTI 34.586%. DTI discrepancy within 3% AUS tolerance
830071	DTI	15.16%	14.03%	Incoming Value:15.16 Audit Value: 14.03 DTI discrepancy within 3% AUS tolerance
830430	DTI	45.79%	45.80%	Incoming Value:45.79 Audit Value: 45.80 Rounding DTI discrepancy within 3% AUS tolerance
830852	DTI	36.48%	36.09%	Incoming Value:36.48 Audit Value: 36.09 1008 DTi 36.484%. DTI discrepancy within 3% AUS tolerance
831446	DTI	49.81%	49.60%	Incoming Value:49.81 Audit Value: 49.60 DTI discrepancy within 3% AUS tolerance
831589	DTI	39.66%	33.52%	Incoming Value:39.66 Audit Value: 33.52 1008 DTI 39.66%. Audit used a more conservative figure for the subject HOI based on the documentatin in the loan file. Audit used lower REO expenses than lender
832243	DTI	46.28%	45.76%	Incoming Value:46.28 Audit Value: 45.76 1008 DTI 46.28%. Audit used a lower consumer debt amount based on the documentation in the loan file DTI discrepancy within 3% AUS tolerance
833328	DTI	38.58%	41.86%	Incoming Value:38.58 Audit Value: 38.57 1008 DTI 38.578%. DTI discrepancy within 3% AUS tolerance
833489	DTI	30.73%	32.70%
Incoming Value:30.73
Audit Value: 32.70 1008 DTI 30.73%. The Lender included 100% of the rental income of XXXX on the subject property. The actual net rental income with the 75% vacancy factor is XXXX, which accounted for the discrepancy.
 DTI discrepancy within 3% AUS tolerance

833813	DTI	49.16%	49.00%	Incoming Value:49.16 Audit Value: 49.00 1008 DTI 49.16%. Audit used a lower consumer debt amount based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
835132	DTI	12.25%	12.23%	Incoming Value:12.25 Audit Value: 12.23 DTI discrepancy within 3% AUS tolerance
835614	DTI	46.98%	46.99%	Incoming Value:46.98 Audit Value: 46.99 Rounding DTI discrepancy within 3% AUS tolerance
837989	DTI	33.07%	33.06%	Incoming Value: 33.07 Audit Value: 33.06 No discrepancy DTI discrepancy within 3% AUS tolerance
839587	DTI	28.48%	28.49%	Incoming Value: 28.48 Audit Value: 28.49 DTI discrepancy within 3% AUS tolerance
840053	DTI	40.17%	41.96%	Incoming Value:40.17 Audit Value: 41.96 . DTI discrepancy within 3% AUS tolerance
840269	DTI	38.01%	38.81%	Incoming Value:38.01 Audit Value: 38.81 DTI discrepancy within 3% AUS tolerance
842731	DTI	38.69%	24.23%	Incoming Value:38.69DTI discrepancy within 3% AUS tolerance
843415	DTI	38.95%	36.83%	Incoming Value: 38.95 Audit Value: 36.83 within tolerance DTI discrepancy within 3% AUS tolerance
843599	DTI	13.04%	21.04%
Incoming Value:13.04
Audit Value: 21.04 1008 DTI 13.037%.  Audit used a more conservative net rental income figure based on the documentation in the loan file.
 Audit used higher REO expenses than lender

843943	DTI	47.19%	47.52%	Incoming Value:47.19 Audit Value: 47.52 Lender excluded lease payment based on fewer than 10 months remaining. "DTI discrepancy within 3% AUS tolerance "
845437	DTI	33.58%	32.96%	Incoming Value: 33.58 Audit Value: 32.96 within tolerance DTI discrepancy within 3% AUS tolerance
846311	DTI	45.86%	44.84%	Incoming Value:45.86 Audit Value: 44.84 within tolerance "DTI discrepancy within 3% AUS tolerance "
846647	DTI	42.11%	42.12%	Incoming Value: 42.11 Audit Value: 42.12 Rounding
846647	DTI	42.11%	42.12%	Incoming Value:32.57 DTI discrepancy within 3% AUS tolerance
846648	DTI	18.13%	16.02%
Incoming Value:18.13
Audit Value: 16.02 1008 DTI 18.13%.  Audit used a lower primary housing payment and a lower consumer debt amount based on the documentation in the loan file.
 "DTI discrepancy within 3% AUS tolerance
"

848343	DTI	42.43%	41.89%	Incoming Value:42.43 Audit Value: 41.89 "DTI discrepancy within 3% AUS tolerance "
849978	DTI	26.00%	26.64%	Incoming Value:26.00 Audit Value: 26.64 "DTI discrepancy within 3% AUS tolerance "
850084	DTI	44.29%	44.33%	Incoming Value:44.29 Audit Value: 44.33 1008 DTI is 44.394% "DTI discrepancy within 3% AUS tolerance "
850170	DTI	37.11%	41.31%	Incoming Value:37.11 Audit Value: 41.31 Lender miscalculated net rental debt for XXXXXXXXXX property. Audit used higher REO expenses than lender
851088	DTI	42.21%	43.93%	Incoming Value:42.21 Audit Value: 43.93 "DTI discrepancy within 3% AUS tolerance "
851829	DTI	33.72%	33.83%
Incoming Value:33.72
Audit Value: 33.83 1008 DTI 33.724%.  Audit used a more conservative net rental income figure for the subject based on documentation in the loan file.
 "DTI discrepancy within 3% AUS tolerance
"

855057	DTI	37.05%	37.52%	Incoming Value: 37.05 Audit Value: 37.52 "DTI discrepancy within 3% AUS tolerance "
855443	DTI	33.76%	31.92%	Incoming Value:33.76 Audit Value: 31.92 "DTI discrepancy within 3% AUS tolerance "
855546	DTI	42.01%	41.83%	Incoming Value:42.01 Audit Value: 41.83 1008 DTI 42.013% - Difference due to calculation of "DTI discrepancy within 3% AUS tolerance "
855928	DTI	43.35%	36.06%
Incoming Value:43.35
Audit Value: 36.06 1008 DTI 43.35%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 Audit used lower REO expenses than lender

857167	DTI	45.11%	45.09%	Incoming Value:45.11 Audit Value: 45.09 "DTI discrepancy within 3% AUS tolerance "
858303	DTI	31.93%	31.96%	Incoming Value:31.93 Audit Value: 31.96 "DTI discrepancy within 3% AUS tolerance "
860921	DTI	43.80%	43.64%
Incoming Value:43.80
Audit Value: 43.64 1008 DTI 43.802% - Difference due to calculation of PITIA on borrower's primary residence. Appears Lender included a $40 HOA fee, which according to Borrower there are no HOA dues.
 "DTI discrepancy within 3% AUS tolerance
"

861071	DTI	32.35%	31.87%	Incoming Value:32.35 Audit Value: 31.87 "DTI discrepancy within 3% AUS tolerance "
861160	DTI	40.80%	40.81%	Incoming Value:40.80 Audit Value: 40.81 "DTI discrepancy within 3% AUS tolerance "
862196	DTI	30.55%	30.47%	Incoming Value: 30.55 Audit Value: 30.47 "DTI discrepancy within 3% AUS tolerance "
864415	DTI	42.01%	39.14%	Incoming Value:42.01 Audit Value: 39.14 within tolerance "DTI discrepancy within 3% AUS tolerance "
866293	DTI	46.61%	47.11%	Incoming Value:46.61 Audit Value: 47.11 1008 DTI 46.61% - Differenc due to calculation of rental loss "DTI discrepancy within 3% AUS tolerance "
867699	DTI	41.40%	40.86%	Incoming Value:41.40 Audit Value: 40.86 "DTI discrepancy within 3% AUS tolerance "
869275	DTI	41.62%	38.59%	Incoming Value:41.62 Audit Value: 38.59 1008 DTI 41.62%. Audit used a lower primary housing payment based on the documentation in the loan file. Audit used lower REO expenses than lender
869821	DTI	44.69%	44.71%	Incoming Value:44.69 Audit Value: 44.71 DTI discrepancy within 3% AUS tolerance
871621	DTI	45.98%	39.16%	Incoming Value:45.98 Audit Value: 39.16 . Audit used lower REO expenses than lender
871725	DTI	49.88%	49.87%	Incoming Value:49.88 Audit Value: 49.87 No discrepancies DTI discrepancy within 3% AUS tolerance
873170	DTI	47.95%	45.82%	Incoming Value:47.95 Audit Value: 45.92 DTI discrepancy within 3% AUS tolerance
877221	DTI	41.69%	41.68%	Incoming Value:41.69 Audit Value: 41.68 Rounding DTI discrepancy within 3% AUS tolerance
878086	DTI	20.49%	19.86%
Incoming Value:20.49
Audit Value: 19.86

1008 DTI 20.49%.  Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance

878545	DTI	33.75%	32.85%	Incoming Value:33.75 Audit Value: 32.85 1008 DTI 33.75%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file DTI discrepancy within 3% AUS tolerance
878567	DTI	36.69%	21.31%	Incoming Value:36.69 Audit Value: 21.31 1008 DTI 36.69%. Audit used a lower primary housing payment based on the documentation in the loan file. Audit used lower REO expenses than lender
879057	DTI	38.35%	37.47%	Incoming Value:38.35 Audit Value: 37.47 within tolerance DTI discrepancy within 3% AUS tolerance
881372	DTI	42.93%	40.23%
Incoming Value:42.93
Audit Value: 40.23 1008 DTI is 42.93%.  Audit used less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

883649	DTI	28.01%	30.94%	Incoming Value:28.01 Audit Value: 30.94 1008 DTI 28.010 - Difference due to calculation of PITI on Borrower's Primary residence DTI discrepancy within 3% AUS tolerance
884202	DTI	42.15%	42.16%	Incoming Value:42.15 Audit Value: 42.16 Rounding DTI discrepancy within 3% AUS tolerance
884444	DTI	42.78%	42.73%	Incoming Value:42.78 Audit Value: 42.73 n/a DTI discrepancy within 3% AUS tolerance
885305	DTI	39.81%	45.20%	Incoming Value:39.81 Audit Value: 45.20 Audit used higher REO expenses than lender
885426	DTI	45.91%	45.88%	Incoming Value:45.91 Audit Value: 45.88 1008 DTI 45.910% - Slight difference due to calculation of rental income/loss DTI discrepancy within 3% AUS tolerance
885689	DTI	45.65%	38.86%	Incoming Value:45.65 Audit Value: 38.86 1008 DTI 41.45%. Audit used a lower primary housing payment based on the documentation in the loan file Audit used lower REO expenses than lender
888094	DTI	31.50%	31.51%	Incoming Value:31.50 Audit Value: 31.51 within tolerance DTI discrepancy within 3% AUS tolerance
889780	DTI	40.12%	40.48%	Incoming Value:40.12 Audit Value: 40.48 1008 DTI 40.124% Audit used a more conservative figure for other debts based on documentation in the loan file.
891327	DTI	28.70%	28.49%	Incoming Value:28.70 Audit Value: 28.49 DTI discrepancy within 3% AUS tolerance
892853	DTI	36.53%	41.45%	Incoming Value:36.53 Audit Value: 41.45 Audit used higher REO expenses than lender
893112	DTI	44.44%	41.46%	Incoming Value:44.44 Audit Value: 41.46 Within tolerance DTI discrepancy within 3% AUS tolerance
893161	DTI	49.53%	48.81%	Incoming Value:49.53 Audit Value: 48.81 DTI discrepancy within 3% AUS tolerance
895189	DTI	44.36%	44.35%	Incoming Value:44.36 Audit Value: 44.35 No discrepancy DTI discrepancy within 3% AUS tolerance
896903	DTI	32.09%	32.08%	Incoming Value:32.09 Audit Value: 32.08 Rounding DTI discrepancy within 3% AUS tolerance
898586	DTI	40.30%	40.32%	Incoming Value:40.30 Audit Value: 40.32 1008 DTI 40.303%. DTI discrepancy within 3% AUS tolerance
898809	DTI	44.36%	47.46%	Incoming Value:44.36 Audit used higher REO expenses than lender
899727	DTI	38.13%	36.32%	DTI discrepancy within 3% AUS tolerance
902747	DTI	43.65%	43.56%	Incoming Value:43.65 Audit Value: 43.56 DTI discrepancy within 3% AUS tolerance
907460	DTI	41.26%	40.98%	Incoming Value:41.26 Audit Value: 40.98 1008 DTI 41.26%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file DTI discrepancy within 3% AUS tolerance
909089	DTI	37.97%	37.62%	Incoming Value:37.97 Audit Value: 37.62 1008 DTI 37.97%. Audit used less conservative figure for Net Rental Income based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
911045	DTI	38.07%	38.36%
Incoming Value:38.07
Audit Value: 38.36 1008 DTI 38.10%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

912859	DTI	44.90%	44.48%	Incoming Value:44.90 Audit Value: 44.48 1008 DTI 44.90%. Audit used a lower consumer debt amount based on the documentation in the loan file DTI discrepancy within 3% AUS tolerance
913720	DTI	48.19%	48.08%	Incoming Value:48.19 Audit Value: 48.08 1008 DTI 48.191%. DTI discrepancy within 3% AUS tolerance
913789	DTI	40.88%	39.74%	Incoming Value: 40.88 Audit Value: 39.74 1008 DTI 48.191%. DTI discrepancy within 3% AUS tolerance
919793	DTI	40.43%	48.89%	Incoming Value:40.43 Audit Value: 48.89 1008 DTI is 40.43; Lender did not include taxes and insurance for primary residence. Audit used higher REO expenses than lender
921543	DTI	43.25%	36.34%	Incoming Value:43.25 Audit Value: 36.34 Audit used lower REO expenses than lender
922875	DTI	26.68%	29.20%	Incoming Value:26.68 Audit Value: 29.20 1008 DTI 29.00%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
922896	DTI	36.18%	35.37%	Incoming Value: 36.18 Audit Value: 35.37 1008 DTI 48.191%. DTI discrepancy within 3% AUS tolerance
929223	DTI	7.95%	21.09%	Audit used higher REO expenses than lender
929357	DTI	23.67%	23.68%	Incoming Value: 23.67 Audit Value: 23.68 1008 DTI 48.191%. DTI discrepancy within 3% AUS tolerance
933970	DTI	40.14%	40.44%	Incoming Value:40.14 Audit Value: 40.44 1008 DTI 40.14%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file DTI discrepancy within 3% AUS tolerance
937125	DTI	35.64%	36.17%	Incoming Value:35.64 Audit Value: 36.17 1008 DTI 35.64%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
937805	DTI	43.53%	43.19%
Incoming Value:43.53
Audit Value: 43.19 1008 DTI 43.527% - Difference  due to: Income Variance of $38.09 due to Net Rental Income for XXXXXXXXXX. Lender used XXXX, Audit used XXXX
 DTI discrepancy within 3% AUS tolerance

940170	DTI	43.69%	44.52%	Incoming Value:43.69 Audit Value: 44.52 1008 DTI 43.69%. Audit used more conservative figure for Net Rental Income based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
942360	DTI	43.59%	40.75%	Incoming Value: 43.59 Audit Value: 40.75 1008 DTI 48.191%. DTI discrepancy within 3% AUS tolerance
949109	DTI	43.37%	43.22%	Incoming Value:43.37 Audit Value: 43.22 1008 DTI 43.37%. Audit used a less conservative figure for Net Rental Income based on the documentation in the . DTI discrepancy within 3% AUS tolerance
950458	DTI	40.46%	44.49%
Incoming Value:40.46
Audit Value: 44.49 1008 DTI 40.46%. Audit used a more conservative figure for the PITI payments on the borrower's primary residence and Net Rental Income based on the documentation in the loan file.
 Audit used higher REO expenses than lender

955774	DTI	32.03%	24.90%	Incoming Value:32.03 Audit used lower REO expenses than lender
956690	DTI	46.86%	40.93%
Incoming Value:46.86
Audit Value: 40.93 1008 DTI 46.86%.  Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 Audit used lower REO expenses than lender

958550	DTI	26.06%	26.20%	Incoming Value:26.06 Audit Value: 26.20 within tolerance DTI discrepancy within 3% AUS tolerance
97342	DTI	46.98%	46.37%	Incoming Value:46.98 Audit Value: 46.37 AUS DTI 47.11%. Audit used a lower consumer debt amount based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
103611	DTI	42.12%	37.52%
Incoming Value:42.12
Audit Value: 37.52 1008 DTI 42.12%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 Audit used lower REO expenses than lender

109312	DTI	17.25%	15.53%	Incoming Value:17.25 Audit Value: 15.53 1008 DTI 17.25%. Audit used a lower primary housing payment based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
111630	DTI	43.00%	42.04%	Incoming Value:43.00 Audit Value: 42.04 within tolerance DTI discrepancy within 3% AUS tolerance
114834	DTI	44.16%	47.07%	Incoming Value:44.16 Audit Value: 47.07 1008 DTI 44.157%. Audit used a more conservative net rental income figure based on documentation in the loan file. Audit used higher REO expenses than lender
115086	DTI	41.66%	33.30%	Incoming Value: 41.66 Audit Value: 33.30 1008 DTI 41.66%. Audit used a lower primary housing payment based on the documentation in the loan file. Audit used lower REO expenses than lender
116464	DTI	29.99%	8.41%	Incoming Value: 29.99 Audit Value: 8.41 1008 DTI 29.988%; LP DTI 8.41%; Audot DTI 8.41% - No discrepancy between LP and Audit Audit used lower REO expenses than lender
118828	DTI	31.30%	28.03%	Audit used lower REO expenses than lender
120802	DTI	26.93%	26.97%	Incoming Value:26.93 Audit Value: 26.97 1008 DTI 26.93%. Audit used a higher primary housing payment based on the documentation in the loan file.
122506	DTI	41.93%	42.63%	Incoming Value:41.93 Audit Value: 42.63 . DTI discrepancy within 3% AUS tolerance
125024	DTI	40.82%	35.44%	Incoming Value:40.82 Audit Value: 38.45 1008 DTI 40.82%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file
126400	DTI	34.33%	35.01%	Incoming Value:34.33 Audit Value: 34.01 Within Tolerance DTI discrepancy within 3% AUS tolerance
113005	DTI	33.51%	33.91%	DTI discrepancy within 3% AUS tolerance
131527	DTI	42.12%	39.86%	Incoming Value:42.12 Audit Value: 39.86 1008 DTI: 42.120%. DTI discrepancy within 3% AUS tolerance
131981	DTI	47.18%	31.75%	Incoming Value:47.18 Audit Value: 31.75 Lender included net rental debts for 3 REOs listed on 1003 - all 3 are cash-flowed through 1120S used to qualify. Audit used lower REO expenses than lender
134024	DTI	45.25%	41.04%
Incoming Value:45.25
Audit Value: 41.04 1008 DTI 45.25%.  Audit used less conservative figure for Net Rental Income based on the documentation in the loan file.
 Audit used lower REO expenses than lender

134259	DTI	34.67%	35.06%	Incoming Value:34.67 Audit Value: 35.06 DTI below Max DTI discrepancy within 3% AUS tolerance